Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2020 $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 kr / shares	Feb. 23, 2020 kr / shares	Dec. 31, 2019 kr / shares
Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest	(0.38%)		(0.41%)
Expected dividend yield	0.00%		0.00%
Contractual life (years)	3 years		2 years 2 months 1 day
Expected volatility	104.10%		106.50%
T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest				(0.68%)
Expected dividend yield				0.00%
Contractual life (years)				5 months 1 day
Expected volatility				97.90%
T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Risk-free interest		(0.52%)	(0.57%)	(0.68%)
Expected dividend yield		0.00%	0.00%	0.00%
Contractual life (years)		2 months 15 days	8 months 15 days	1 year 8 months 15 days
Expected volatility		104.20%	106.50%	97.90%
Minimum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share)	$ 0.34		$ 0.40
Share price (in Dollars per share and Kronor per share)	$ 0.27		0.10
Minimum [Member] | T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share)				$ 0.80
Share price (in Dollars per share and Kronor per share)				0.18
Minimum [Member] | T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share)		$ 0.69	0.73	0.64
Share price (in Dollars per share and Kronor per share)		0.10	0.10	0.18
Maximum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share) | kr / shares					kr 3.3	kr 3.3
Share price (in Dollars per share and Kronor per share) | kr / shares					0.80	kr 2.61
Maximum [Member] | T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share) | kr / shares							kr 7.5
Share price (in Dollars per share and Kronor per share) | kr / shares							kr 1.70
Maximum [Member] | T02 Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative warrant liabilities estimated initially and quarterly basis [Line Items]
Exercise price (in Dollars per share and Kronor per share) | (per share)		6.0	6.0	6.0	6.0
Share price (in Dollars per share and Kronor per share) | (per share)		$ 0.92	$ 0.80	$ 1.70	kr 0.80